Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB

Balance at beginning of the year	1,803,415	—
Goodwill acquired during the year (Note 3)	16,511	—
Impairment losses	(1,819,926)	—
Balance at ending of the year	—	—